Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue [Roll Forward]
Beginning Balance	$ 8,030	$ 12,109
Additions to deferred revenue	21,790	21,650
Revenue recognized during the year	(25,232)	(25,729)
Ending Balance	$ 4,588	$ 8,030